Commitments and Contingencies - Future Minimum Capital Commitments under Non-Cancelable Construction (Detail) $ in Thousands	May 31, 2016 USD ($)
Capital Lease Obligations [Line Items]
Capital commitment	$ 9,427
Purchase of Property and Equipment [Member]
Capital Lease Obligations [Line Items]
Capital commitment	1,389
Leasehold Improvements [Member]
Capital Lease Obligations [Line Items]
Capital commitment	$ 8,038